Schedule of Investments PIMCO Flexible Municipal Income Fund	September 30, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 131.5% ¤
CORPORATE BONDS & NOTES 4.1%
BANKING & FINANCE 2.5%
Barclays PLC 8.000% due 06/15/2024 •(f)(g)	$800	$744
Benloch Ranch Improvement Association No. 2 10.000% due 12/01/2051 «	10,000	9,140
BNP Paribas SA 7.000% due 08/16/2028 •(f)	1,300	1,126
Credit Agricole SA 7.875% due 01/23/2024 •(f)	800	769
Credit Suisse Group AG 7.250% due 09/12/2025 •(f)(g)	3,000	2,295
HSBC Holdings PLC 6.500% due 03/23/2028 •(f)(g)	2,200	1,847
ING Groep NV 5.750% due 11/16/2026 •(f)(g)	900	774
Reagan Ranch Development LLC 8.500% due 09/01/2031 «	8,500	8,151
Toll Road Investors Partnership LP 0.000% due 02/15/2043 (c)	10,396	2,533
UBS Group AG 7.000% due 02/19/2025 •(f)(g)	930	888
VM Fund LLC 8.625% due 02/28/2031 «	1,693	1,540

		29,807

INDUSTRIALS 1.6%
CAN Community Health, Inc. 8.500% due 03/01/2028	3,000	3,206
Claremont Mckenna College 3.775% due 01/01/2122	2,975	1,945
Toledo Hospital 4.982% due 11/15/2045	1,000	635
Tower Health 4.451% due 02/01/2050	9,500	5,491
UMass Memorial Health Care Obligated Group 5.363% due 07/01/2052	4,500	4,141
Wild Rivers Water Park 8.500% due 11/01/2051	5,300	4,598

		20,016

Total Corporate Bonds & Notes (Cost $56,370)		49,823

MUNICIPAL BONDS & NOTES 113.9%
ALABAMA 3.4%
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2021 4.000% due 06/01/2051	3,520	3,388
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2022 4.000% due 12/01/2052	5,750	5,520
Central Etowah County, Alabama Solid Waste Disposal Authority Revenue Bonds, Series 2020 6.000% due 07/01/2045	1,000	766
Jefferson County, Alabama Sewer Revenue Bonds, (AGM Insured), Series 2013 0.000% due 10/01/2046 (e)	1,000	1,008
Jefferson County, Alabama Sewer Revenue Bonds, Series 2013
0.000% due 10/01/2046 (e)	1,000	1,010
0.000% due 10/01/2050 (e)	5,250	5,303
Lower Alabama Gas District Revenue Bonds, Series 2016 5.000% due 09/01/2046	1,375	1,319
Lower Alabama Gas District Revenue Bonds, Series 2020 4.000% due 12/01/2050	7,000	6,909
Montgomery, Alabama General Obligation Bonds, Series 2021
4.000% due 12/01/2038	900	830
4.000% due 12/01/2040	800	722
Selma Industrial Development Board, Alabama Revenue Bonds, Series 2019 2.000% due 11/01/2033	500	482
Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2022 5.000% due 05/01/2053	2,500	2,503

Schedule of Investments PIMCO Flexible Municipal Income Fund (Cont.)	September 30, 2022 (Unaudited)

Tuscaloosa County, Alabama Industrial Development Authority Revenue Bonds, Series 2019 4.500% due 05/01/2032	12,518	10,867

		40,627

ALASKA 0.3%
Alaska Industrial Development & Export Authority Revenue Bonds, (NPFGC Insured), Series 2005 0.000% due 03/01/2025 (c)	3,690	3,234

ARIZONA 1.2%
Arizona Industrial Development Authority Revenue Bonds, Series 2019
4.000% due 01/01/2033	500	329
4.500% due 01/01/2039	1,615	979
4.500% due 01/01/2049	1,000	591
5.000% due 01/01/2030	645	482
5.000% due 01/01/2054	3,000	1,877
5.125% due 01/01/2054	3,000	1,732
Arizona Industrial Development Authority Revenue Bonds, Series 2021
6.000% due 07/01/2051	1,500	1,157
7.750% due 01/01/2054	1,250	764
Arizona Industrial Development Authority Revenue Notes, Series 2019
5.000% due 01/01/2027	555	460
5.000% due 01/01/2028	585	469
5.000% due 01/01/2029	1,510	1,226
Arizona Industrial Development Authority Revenue Notes, Series 2021 5.500% due 07/01/2031	325	281
Industrial Development Authority of the County, Arizona of Pima Revenue Bonds, Series 2020 5.000% due 07/01/2049	1,500	1,292
Salt Verde Financial Corp., Arizona Revenue Bonds, Series 2007 5.000% due 12/01/2037	3,000	2,956

		14,595

ARKANSAS 0.5%
Arkansas Development Finance Authority Revenue Bonds, Series 2019 4.500% due 09/01/2049	3,585	2,912
Arkansas Development Finance Authority Revenue Bonds, Series 2022 5.450% due 09/01/2052	3,650	3,302

		6,214

CALIFORNIA 13.5%
Alameda Corridor Transportation Authority, California Revenue Bonds, Series 2022
0.000% due 10/01/2047 (e)	4,500	2,037
0.000% due 10/01/2050 (e)	2,000	903
Antelope Valley Healthcare District, California Revenue Notes, Series 2016 5.000% due 03/01/2026	410	418
California Community Choice Financing Authority Revenue Bonds, Series 2021 4.000% due 02/01/2052	675	646
California Community Choice Financing Authority Revenue Bonds, Series 2022 4.000% due 05/01/2053	3,230	3,159
California Community Housing Agency Revenue Bonds, Series 2019
5.000% due 04/01/2049	8,085	6,858
5.000% due 08/01/2049	2,250	1,938
California Community Housing Agency Revenue Bonds, Series 2021
4.000% due 02/01/2043	1,485	1,137
4.000% due 02/01/2056	8,705	6,435
California Community Housing Agency Revenue Bonds, Series 2022 4.500% due 08/01/2052	2,500	2,017
California County Tobacco Securitization Agency Revenue Bonds, Series 2020 0.000% due 06/01/2055 (c)	5,200	854
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2021
0.000% due 01/01/2061 (c)	2,980	149
3.160% (MUNIPSA) due 12/01/2050 ~	1,750	1,716
4.000% due 05/01/2051	3,685	3,186
California Infrastructure & Economic Development Bank Revenue Notes, Series 2016 5.000% due 07/01/2026	2,000	2,087
California Municipal Finance Authority Revenue Bonds, Series 2020 5.000% due 07/01/2052	1,000	846
California Municipal Finance Authority Revenue Bonds, Series 2021
4.000% due 11/01/2036	3,655	3,207
4.000% due 09/01/2040 (h)	2,000	1,667
California Municipal Finance Authority Revenue Notes, Series 2021 3.637% due 07/01/2030	1,490	1,228
California Municipal Finance Authority Special Tax Bonds, Series 2022 5.000% due 09/01/2057	2,500	2,243
California Pollution Control Financing Authority Revenue Bonds, Series 2019 7.500% due 12/01/2039 ^(b)	2,500	125
California Pollution Control Financing Authority Revenue Notes, Series 2019 6.750% due 12/01/2028	3,500	2,464
California Public Finance Authority Revenue Bonds, Series 2019 6.250% due 07/01/2054	1,500	1,606
California State University Revenue Bonds, Series 2021 2.144% due 11/01/2033	1,500	1,122

Schedule of Investments PIMCO Flexible Municipal Income Fund (Cont.)	September 30, 2022 (Unaudited)

California Statewide Communities Development Authority Revenue Bonds, Series 2016 5.250% due 12/01/2056	5,500	5,095
City of Big Bear Lake, California Industrial Revenue Bonds, Series 1993 2.500% due 12/01/2028	10,000	10,000
CMFA Special Finance Agency VII, California Revenue Bonds, Series 2021 4.000% due 08/01/2047	2,740	1,870
CMFA Special Finance Agency, California Revenue Bonds, Series 2021 4.000% due 08/01/2045	2,500	1,785
CSCDA Community Improvement Authority, California Revenue Bonds, Series 2021
3.000% due 09/01/2056	2,000	1,248
3.100% due 07/01/2045	2,500	1,829
3.400% due 10/01/2046	1,300	961
4.000% due 07/01/2056	5,695	4,061
4.000% due 08/01/2056	3,800	2,841
4.000% due 10/01/2056	2,000	1,447
4.000% due 02/01/2057	2,000	1,322
CSCDA Community Improvement Authority, California Revenue Bonds, Series 2022
0.000% due 09/01/2062 (e)	11,000	5,018
4.300% due 07/01/2059	5,000	3,934
5.000% due 09/01/2037	2,935	2,619
Firebaugh, California Revenue Notes, Series 2019 2.050% due 08/01/2029	1,540	1,275
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
0.000% due 06/01/2066 (c)	103,645	9,102
2.746% due 06/01/2034	1,100	867
3.850% due 06/01/2050	10,900	9,474
Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2021 2.587% due 06/01/2029	6,000	4,996
Inland Empire Tobacco Securitization Corp., California Revenue Bonds, Series 2019 3.678% due 06/01/2038	3,550	3,304
Long Beach, California Senior Airport Revenue Refunding Bonds, (AGM Insured), Series 2022 5.250% due 06/01/2047	2,000	2,024
Los Angeles Department of Airports, California Revenue Bonds, Series 2019 4.000% due 05/15/2049	4,430	3,760
Los Angeles Department of Airports, California Revenue Bonds, Series 2020 5.000% due 05/15/2038	2,000	2,112
Northern California Energy Authority Revenue Bonds, Series 2018 4.000% due 07/01/2049	2,500	2,496
River Islands Public Financing Authority, California Special Tax, Series 2022 5.750% due 09/01/2052	3,000	2,660
Sacramento County, California Special Tax Bonds, Series 2022 5.000% due 09/01/2042	4,500	4,368
Sacramento, California Special Tax Bonds, Series 2021 4.000% due 09/01/2050	1,000	803
San Diego County, California Regional Airport Authority Revenue Bonds, Series 2021 4.000% due 07/01/2046	1,000	856
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2010 2.250% due 05/01/2030	4,855	4,855
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2014 5.000% due 05/01/2044	8,000	7,990
San Francisco, California Special Tax District, City & County Special Tax Notes, Series 2021 4.000% due 09/01/2031	150	142
Santa Clara Unified School District, California General Obligation Bonds, Series 2019 4.000% due 07/01/2048	1,000	904
Silicon Valley Tobacco Securitization Authority, California Revenue Bonds, Series 2007 0.000% due 06/01/2036 (c)	2,000	947
Tobacco Securitization Authority of Northern California Revenue Bonds, Series 2021
0.000% due 06/01/2060 (c)	16,000	1,920
4.000% due 06/01/2049	1,750	1,425
Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2019
0.000% due 06/01/2054 (c)	1,000	172
5.000% due 06/01/2031	500	519
5.000% due 06/01/2032	1,000	1,033
5.000% due 06/01/2048	1,540	1,451

		161,533

COLORADO 4.1%
Aurora Highlands Community Authority Board, Colorado Revenue Bonds, Series 2021 5.750% due 12/01/2051	4,000	3,463
Bradley Heights Metropolitan District No 2, Colorado General Obligation Bonds, Series 2021 4.750% due 12/01/2051	5,750	4,152
Clear Creek Transit Metropolitan District No 2, Colorado General Obligation Bonds, Series 2021
5.000% due 12/01/2050	1,000	824
7.900% due 12/15/2050	1,125	974
Colorado Health Facilities Authority Revenue Bonds, Series 2019 4.000% due 08/01/2049	1,000	802
Colorado International Center Metropolitan District No 7 General Obligation Bonds, Series 2021 0.000% due 12/01/2051 (e)	6,375	3,459
Colorado Springs, Colorado Utilities System Revenue Bonds, Series 2006 2.450% due 11/01/2036	11,800	11,800
Denver, Colorado Airport System City & County Revenue Bonds, Series 2022
5.000% due 11/15/2029	2,000	2,105
5.000% due 11/15/2047	3,000	3,099
Dominion Water & Sanitation District, Colorado Revenue Bonds, Series 2022
5.000% due 12/01/2027	2,185	2,129

Schedule of Investments PIMCO Flexible Municipal Income Fund (Cont.)	September 30, 2022 (Unaudited)

5.250% due 12/01/2032	3,170	3,033
5.875% due 12/01/2052	1,250	1,157
Harvest Crossing Metropolitan District No 4, Colorado General Obligation Bonds, Series 2022 7.250% due 12/01/2052	2,500	2,306
Longs Peak Metropolitan District, Colorado General Obligation Bonds, Series 2021 5.250% due 12/01/2051	2,500	2,010
Rampart Range Metropolitan District No 5, Colorado Revenue Bonds, Series 2021 4.000% due 12/01/2036	1,250	1,007
Regional Transportation District, Colorado Revenue Bonds, Series 2020 4.000% due 07/15/2038	1,150	1,021
Reunion Metropolitan District, Colorado Revenue Bonds, Series 2021 3.625% due 12/01/2044	2,000	1,368
Senac South Metropolitan District No 1, Colorado General Obligation Bonds, Series 2021 5.250% due 12/01/2051	2,915	2,373
Third Creek Metropolitan District No 1, Colorado General Obligation Bonds, Series 2022 4.750% due 12/01/2051	1,000	745
Transport Metropolitan District No 3, Colorado General Obligation Bonds, Series 2021 5.000% due 12/01/2051	500	380
Village Metropolitan District, Colorado General Obligation Bonds, Series 2020 5.000% due 12/01/2040	1,000	946

		49,153

CONNECTICUT 5.2%
Connecticut Housing Finance Authority Revenue Bonds, Series 2017 2.500% due 11/15/2047	11,825	11,825
Connecticut Special Tax Revenue State Special Tax Bonds, Series 2020
4.000% due 05/01/2039	1,350	1,269
5.000% due 05/01/2035	1,500	1,608
Connecticut State General Obligation Bonds, Series 2019 5.000% due 04/15/2039	1,000	1,047
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2000 2.500% due 07/01/2030	23,570	23,570
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2001 2.600% due 07/01/2036	16,450	16,450
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2017 5.000% due 07/01/2057	5,065	5,096
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2020 5.000% due 01/01/2045	1,000	931

		61,796

DELAWARE 2.4%
Affordable Housing Opportunities Trust, Delaware Revenue Bonds, Series 2022
4.942% due 04/01/2039	4,655	4,606
5.022% due 04/01/2039	21,460	19,478
7.120% due 04/01/2039	3,785	3,440
7.570% due 04/01/2039	865	817

		28,341

FLORIDA 2.0%
Babcock Ranch Community Independent Special, Florida Assessment Bonds, Series2022 5.000% due 05/01/2053	1,500	1,400
Capital Projects Finance Authority, Florida Revenue Bonds, Series 2020
5.000% due 10/01/2031	1,500	1,495
5.000% due 10/01/2032	1,350	1,331
Capital Projects Finance Authority, Florida Revenue Notes, Series 2020 5.000% due 10/01/2030	1,600	1,600
Capital Trust Agency, Inc., Florida Revenue Bonds, Series 2018
5.000% due 07/01/2033 ^(b)	500	195
5.000% due 07/01/2043 ^(b)	250	45
5.250% due 07/01/2048 ^(b)	250	45
Capital Trust Agency, Inc., Florida Revenue Bonds, Series 2020 0.000% due 01/01/2035 (c)	2,800	1,090
Capital Trust Agency, Inc., Florida Revenue Bonds, Series 2021 0.000% due 01/01/2061 (c)	5,860	283
Charlotte County Industrial Development Authority, Florida Revenue Bonds, Series 2021 4.000% due 10/01/2041	3,000	2,268
Greater Orlando Aviation Authority, Florida Revenue Bonds, Series 2022 5.000% due 10/01/2036	5,235	5,354
Lee Memorial Health System, Florida Revenue Bonds, Series 2019 5.000% due 04/01/2033	1,000	1,008
Osceola County, Florida Transportation Revenue Bonds, Series 2020 0.000% due 10/01/2034 (c)	1,850	974
Palm Beach County, Florida Health Facilities Authority Revenue Bonds, Series 2022 5.000% due 11/01/2040	1,150	1,103
Palm Beach County, Florida Revenue Bonds, Series 2021 5.000% due 06/01/2057	500	432
Polk County, Florida Industrial Development Authority Revenue Bonds, Series 2020 5.875% due 01/01/2033	2,130	2,111
St Johns County, Florida Industrial Development Authority Revenue Bonds, Series 2021 4.000% due 12/15/2036	1,000	820
Tampa, Florida Revenue Bonds, Series 2020
0.000% due 09/01/2042 (c)	1,000	344

Schedule of Investments PIMCO Flexible Municipal Income Fund (Cont.)	September 30, 2022 (Unaudited)

0.000% due 09/01/2045 (c)	1,850	531
5.000% due 07/01/2031	350	365
5.000% due 07/01/2034	275	284
5.000% due 07/01/2035	650	669

		23,747

GEORGIA 2.3%
Atlanta Department of Aviation, Georgia Revenue Bonds, Series 2019 4.000% due 07/01/2036	3,000	2,760
Atlanta Development Authority, Georgia Revenue Bonds, Series 2017 7.000% due 01/01/2040 ^(b)	400	212
Burke County, Georgia Development Authority Revenue Bonds, Series 2013 2.925% due 11/01/2053	1,000	978
Burke County, Georgia Development Authority Revenue Bonds, Series 2017 4.125% due 11/01/2045	1,500	1,239
Development Authority of Monroe County, Georgia Revenue Bonds, Series 2013 1.500% due 01/01/2039	1,000	923
Fulton County, Georgia Residential Care Facilities for the Elderly Authority Revenue Bonds, Series 2021 4.000% due 04/01/2056	500	316
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2018 2.548% (0.67*US0001M + 0.830%) due 08/01/2048 ~	1,000	992
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2019 4.000% due 03/01/2050	1,750	1,696
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2021 4.000% due 05/01/2052	6,350	6,022
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2022 4.000% due 09/01/2052	3,500	3,287
Municipal Electric Authority of Georgia Revenue Bonds, Series 2019
4.000% due 01/01/2049	2,000	1,707
5.000% due 01/01/2048	1,000	952
Municipal Electric Authority of Georgia Revenue Bonds, Series 2022 4.500% due 07/01/2063	8,000	7,075

		28,159

GUAM 0.1%
Guam Department of Education Certificates of Participation Notes, Series 2020 4.250% due 02/01/2030	1,500	1,384

IDAHO 0.3%
Spring Valley Community Infrastructure District No 1, Idaho Special Assessment Bonds, Series 2021 3.750% due 09/01/2051	5,000	3,528

ILLINOIS 7.1%
Chicago Board of Education, Illinois General Obligation Bonds, Series 2015 5.250% due 12/01/2035	2,000	2,001
Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2017 5.000% due 01/01/2052	1,000	1,002
Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2022 5.000% due 01/01/2055 (a)	12,000	11,803
Chicago Park District, Illinois General Obligation Bonds, Series 2020 4.000% due 01/01/2034	1,200	1,098
Chicago, Illinois General Obligation Bonds, (NPFGC Insured), Series 1999 0.000% due 01/01/2027 (c)	1,000	828
Chicago, Illinois General Obligation Bonds, Series 2002 5.000% due 01/01/2024	1,915	1,936
Chicago, Illinois General Obligation Bonds, Series 2014
5.000% due 01/01/2027	1,700	1,706
5.000% due 01/01/2036	1,000	977
Chicago, Illinois General Obligation Bonds, Series 2017 6.000% due 01/01/2038	2,000	2,069
Chicago, Illinois General Obligation Bonds, Series 2019 5.000% due 01/01/2039	1,000	977
Chicago, Illinois General Obligation Bonds, Series 2020 5.000% due 01/01/2031	1,000	1,003
Chicago, Illinois Waterworks Revenue Bonds, Series 2014 4.000% due 11/01/2032	50	50
Illinois Finance Authority Revenue Bonds, Series 2008 4.000% due 11/01/2030	2,000	2,015
Illinois Finance Authority Revenue Bonds, Series 2017 5.125% due 02/15/2045 ^(b)	250	123
Illinois Finance Authority Revenue Bonds, Series 2019 5.000% due 11/01/2049	2,100	1,701
Illinois Finance Authority Revenue Bonds, Series 2020 4.000% due 08/15/2041	8,375	7,562
Illinois Sales Tax State Revenue Notes, Series 2021 5.000% due 06/15/2031	2,000	2,108
Illinois State General Obligation Bonds, (BABs), Series 2010 7.350% due 07/01/2035	1,026	1,089
Illinois State General Obligation Bonds, Series 2014 5.250% due 02/01/2029	950	964
Illinois State General Obligation Bonds, Series 2020 4.000% due 10/01/2034	3,400	3,047

Schedule of Investments PIMCO Flexible Municipal Income Fund (Cont.)	September 30, 2022 (Unaudited)

Illinois State General Obligation Bonds, Series 2022
5.000% due 03/01/2024	3,000	3,043
5.000% due 03/01/2025	2,040	2,075
5.000% due 03/01/2026	4,000	4,071
Illinois State General Obligation Notes, Series 2017
5.000% due 11/01/2026	5,000	5,095
5.000% due 11/01/2027	3,530	3,610
Illinois State General Obligation Notes, Series 2018 5.000% due 10/01/2023	1,500	1,517
Illinois State General Obligation Notes, Series 2020
5.375% due 05/01/2023	1,250	1,262
5.500% due 05/01/2030	4,500	4,753
Illinois State Revenue Bonds, Series 2013 5.000% due 06/15/2026	3,215	3,244
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, (NPFGC Insured), Series 2002
0.000% due 06/15/2034 (c)	1,000	552
0.000% due 06/15/2035 (c)	2,000	1,040
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, Series 2020 4.000% due 06/15/2050	7,260	5,582
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, Series 2022 4.000% due 12/15/2047	765	598
Regional Transportation Authority, Illinois Revenue Bonds, (NPFGC Insured), Series 2003 5.750% due 06/01/2033	2,000	2,228
Sales Tax Securitization Corp., Illinois Revenue Notes, Series 2020 5.000% due 01/01/2030	2,250	2,392

		85,121

INDIANA 1.4%
Indiana Finance Authority Midwestern Disaster Relief Revenue Bonds, Series 2012 4.250% due 11/01/2030	2,750	2,642
Indiana Finance Authority Revenue Bonds, Series 2012 3.000% due 11/01/2030	7,500	6,597
Indiana Finance Authority Revenue Bonds, Series 2019 7.000% due 03/01/2039	8,000	6,073
Whiting, Indiana Revenue Bonds, Series 2019 5.000% due 12/01/2044	2,000	2,055

		17,367

IOWA 1.7%
Cedar Rapids, Iowa Revenue Bonds, (AMBAC Insured), Series 2003 4.186% due 08/15/2032	3,800	3,781
Cedar Rapids, Iowa Revenue Bonds, (AMBAC Insured), Series 2005 2.625% due 08/15/2029	7,220	7,211
Iowa Finance Authority Midwestern Disaster Area Revenue Refunding Bonds, Series 2022 4.000% due 12/01/2050	6,230	5,664
Iowa Finance Authority Revenue Bonds, Series 2021 1.500% due 01/01/2042	4,500	4,355

		21,011

KENTUCKY 4.5%
Kentucky Economic Development Finance Authority Revenue Bonds, Series 2016 6.000% due 11/15/2036	685	606
Kentucky Economic Development Finance Authority Revenue Bonds, Series 2021 4.750% due 07/01/2040	3,000	2,458
Kentucky Public Energy Authority Revenue Bonds, Series 2018
4.000% due 04/01/2048	2,000	1,996
4.000% due 01/01/2049	5,500	5,481
Kentucky Public Energy Authority Revenue Bonds, Series 2019 4.000% due 02/01/2050	10,185	9,915
Kentucky Public Energy Authority Revenue Bonds, Series 2022
3.183% (SOFRRATE) due 08/01/2052 ~	5,400	4,864
4.000% due 08/01/2052	1,325	1,261
Kentucky State Property & Building Commission Revenue Bonds, Series 2019
4.000% due 11/01/2035	1,000	972
4.000% due 11/01/2036	1,000	966
Louisville Regional Airport Authority, Kentucky Revenue Bonds, Series 1999 3.000% due 01/01/2029	15,500	15,500
Owen County, Kentucky Revenue Bonds, Series 2019 2.450% due 06/01/2039	2,000	1,705
Scott County, Kentucky School District Finance Corp. Revenue Bonds, (BAM Insured), Series 2022 5.000% due 09/01/2041	7,500	7,831

		53,555

LOUISIANA 1.1%
Louisiana Local Government Environmental Facilities & Community Development Auth Revenue Bonds, Series 2021 2.500% due 04/01/2036	1,595	1,193
Louisiana Public Facilities Authority Revenue Bonds, Series 2017 0.000% due 10/01/2029 (e)	305	285
Parish of St James, Louisiana Revenue Bonds, Series 2010 6.350% due 10/01/2040	2,200	2,351

Schedule of Investments PIMCO Flexible Municipal Income Fund (Cont.)	September 30, 2022 (Unaudited)

Parish of St James, Louisiana Revenue Bonds, Series 2011 5.850% due 08/01/2041	2,500	2,567
Parish of St John the Baptist, Louisiana Revenue Bonds, Series 2017 2.100% due 06/01/2037	2,750	2,681
Tangipahoa Parish Hospital Service District No 1, Louisiana Revenue Bonds, Series 2021 5.000% due 02/01/2034	4,000	4,090

		13,167

MAINE 0.1%
Finance Authority of Maine Revenue Bonds, Series 2019 5.250% due 06/15/2034 ^(b)	500	6
Maine Health & Higher Educational Facilities Authority Revenue Bonds, Series 2013 5.000% due 07/01/2043	1,000	1,013

		1,019

MARYLAND 0.5%
Maryland Department of Transportation State Revenue Bonds, Series 2019 4.000% due 10/01/2032	1,080	1,097
Maryland Economic Development Corp. Revenue Bonds, Series 2021 3.997% due 04/01/2034	1,235	992
Maryland Economic Development Corp. Tax Allocation Bonds, Series 2020 4.000% due 09/01/2050	2,500	1,941
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2021 4.000% due 06/01/2036	200	179
Maryland State Transportation Authority Revenue Bonds, Series 2021 5.000% due 07/01/2046	2,100	2,221

		6,430

MASSACHUSETTS 0.7%
Massachusetts Development Finance Agency Revenue Bonds, Series 2013 5.000% due 07/01/2044	5,215	5,140
Massachusetts Development Finance Agency Revenue Bonds, Series 2021
4.000% due 07/01/2046	1,000	811
5.000% due 07/01/2032	250	263
Massachusetts Development Finance Agency Revenue Notes, Series 2021 5.000% due 07/01/2030	150	160
Massachusetts School Building Authority Revenue Bonds, Series 2019 5.000% due 02/15/2044	1,500	1,564

		7,938

MICHIGAN 1.3%
Detroit City School District, Michigan General Obligation Bonds, (AGM/Q-SBLF Insured), Series 2001 6.000% due 05/01/2029	460	508
Detroit, Michigan General Obligation Bonds, Series 2014 4.000% due 04/01/2044	9,000	6,510
Detroit, Michigan General Obligation Notes, Series 2021 2.189% due 04/01/2024	400	382
Detroit, Michigan Sewage Disposal System Revenue Bonds, (AGM Insured), Series 2006 2.094% (US0003M) due 07/01/2032 ~	2,930	2,856
Michigan Finance Authority Revenue Bonds, Series 2020
0.000% due 06/01/2045 (c)	5,000	1,035
0.000% due 06/01/2065 (c)	10,650	817
Michigan Finance Authority Revenue Bonds, Series 2021 5.000% due 05/01/2046	1,100	910
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2008
0.000% due 06/01/2046 (c)	12,000	1,241
0.000% due 06/01/2058 (c)	25,000	1,038

		15,297

MINNESOTA 0.8%
Minneapolis, Minnesota General Obligation Notes, Series 2021 4.000% due 12/01/2029	3,000	3,150
Minneapolis-St Paul Metropolitan Airports Commission, Minnesota Revenue Bonds, Series 2022 5.000% due 01/01/2037	2,100	2,132
Minneapolis-St Paul Metropolitan Airports Commission, Minnesota Revenue Notes, Series 2022 5.000% due 01/01/2032	1,075	1,120
Minnesota Municipal Gas Agency Revenue Bonds, Series 2022 4.000% due 12/01/2052	3,500	3,485

		9,887

MISSOURI 0.3%
Cape Girardeau County, Missouri Industrial Development Authority Revenue Bonds, Series 2021 4.000% due 03/01/2046	1,400	1,080
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2019 4.000% due 02/15/2044	2,200	1,909

Schedule of Investments PIMCO Flexible Municipal Income Fund (Cont.)	September 30, 2022 (Unaudited)

Kansas City Industrial Development Authority, Missouri Revenue Bonds, Series 2020 4.000% due 03/01/2039	1,000	889

		3,878

NEVADA 0.5%
Las Vegas, Nevada Revenue Bonds, Series 2016 4.375% due 06/15/2035	2,600	2,273
Reno, Nevada Revenue Bonds, Series 2018 0.000% due 07/01/2058 (c)	32,500	3,414

		5,687

NEW HAMPSHIRE 0.2%
New Hampshire Business Finance Authority Revenue Bonds, Series 2018 2.835% (MUNIPSA) due 10/01/2033 ~	1,000	973
New Hampshire Business Finance Authority Revenue Notes, Series 2019 2.150% due 09/01/2025	1,000	974
New Hampshire Health and Education Facilities Authority Act Revenue Notes, Series 2017 4.125% due 07/01/2024 ^(b)	1,035	404

		2,351

NEW JERSEY 2.7%
Atlantic City, New Jersey General Obligation Bonds, Series 2015 6.375% due 03/01/2030	955	972
New Jersey Economic Development Authority Revenue Bonds, Series 2021 4.000% due 06/15/2040	1,000	869
New Jersey Economic Development Authority Revenue Notes, Series 2017 5.000% due 06/15/2027	1,450	1,503
New Jersey Economic Development Authority Revenue Notes, Series 2019
5.250% due 09/01/2026	2,250	2,350
5.250% due 04/01/2027 (h)	6,000	6,288
New Jersey Economic Development Authority Special Assessment Bonds, Series 2002 5.750% due 04/01/2031	5,000	4,944
New Jersey Transportation Trust Fund Authority Revenue Bonds, (NPFGC Insured), Series 2006 0.000% due 12/15/2031 (c)	6,165	4,036
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2010 0.000% due 12/15/2032 (c)	2,000	1,219
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2018 4.000% due 12/15/2031	3,000	2,877
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2020
4.000% due 06/15/2036	2,000	1,802
4.000% due 06/15/2038	1,000	882
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2018 5.000% due 06/01/2046	900	830
Union County, New Jersey Improvement Authority Revenue Bonds, Series 2021 8.500% due 06/01/2041	5,000	3,993

		32,565

NEW YORK 10.5%
Build NYC Resource Corp., New York Revenue Bonds, Series 2018 5.625% due 12/01/2050	4,350	3,883
Dutchess County, New York Local Development Corp. Revenue Bonds, Series 2020 5.000% due 07/01/2040	500	467
Huntington Local Development Corp., New York Revenue Notes, Series 2021 3.000% due 07/01/2025	1,725	1,658
Long Island Power Authority, New York Revenue Bonds, Series 2021 1.500% due 09/01/2051	2,560	2,283
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2011 2.268% (0.67*US0001M + 0.550%) due 11/01/2041 ~	1,000	999
Metropolitan Transportation Authority, New York Revenue Notes, Series 2020 5.000% due 02/01/2023	1,030	1,036
Monroe County Industrial Development Corp., New York Revenue Bonds, Series 2020 5.000% due 12/01/2034	1,160	1,174
New York City Housing Development Corp. Revenue Bonds, Series 2014 4.500% due 02/15/2048	1,000	980
New York City Industrial Development Agency Revenue Bonds, (FGIC Insured), Series 2006 9.405% due 03/01/2026	3,000	3,022
New York City Industrial Development Agency, New York Revenue Notes, (AGM Insured), Series 2020 5.000% due 03/01/2029	1,750	1,883
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2010 2.750% due 08/01/2039	5,000	5,000
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2019
4.000% due 11/01/2039	1,000	940
4.000% due 11/01/2040	5,000	4,671
4.000% due 05/01/2041	2,270	2,111
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2020
4.000% due 11/01/2040	5,000	4,671
4.000% due 05/01/2047	5,000	4,488
New York City, New York Housing Development Corp. Revenue Bonds, Series 2006 2.200% due 03/15/2036	4,400	4,400
New York City, New York Water & Sewer System Revenue Bonds, Series 2010 2.780% due 06/15/2043	7,100	7,100

Schedule of Investments PIMCO Flexible Municipal Income Fund (Cont.)	September 30, 2022 (Unaudited)

New York County, New York Tobacco Trust Revenue Bonds, Series 2005
0.000% due 06/01/2055 (c)	26,000	1,636
0.000% due 06/01/2060 (c)	90,000	2,679
New York Liberty Development Corp. Revenue Bonds, Series 2014 5.000% due 11/15/2044	4,000	3,590
New York State Dormitory Authority Memorial Sloan-Kettering Cancer Revenue Bonds, Series 2022 4.000% due 07/01/2051	10,000	8,753
New York State Dormitory Authority Revenue Bonds, Series 2019 5.000% due 05/01/2048	1,500	1,551
New York State Dormitory Authority Revenue Bonds, Series 2020
4.000% due 03/15/2034	2,420	2,364
4.000% due 03/15/2035	2,500	2,417
4.000% due 02/15/2047	6,435	5,719
New York State Thruway Authority New York State Personal Income Tax Revenue Bonds, Series 2021 5.000% due 03/15/2033	9,810	10,687
New York Transportation Development Corp. Revenue Bonds, Series 2018
5.000% due 01/01/2034	1,100	1,067
5.000% due 01/01/2036	500	480
New York Transportation Development Corp. Revenue Bonds, Series 2020 5.250% due 08/01/2031	2,595	2,597
New York Transportation Development Corp. Revenue Notes, Series 2018 5.000% due 01/01/2025	2,000	2,015
New York Transportation Development Corp. Revenue Notes, Series 2020 4.000% due 10/01/2030	10,000	9,392
Port Authority of New York & New Jersey Revenue Bonds, Series 2022 5.500% due 08/01/2052	2,000	2,097
Suffolk County, New York Economic Development Corp. Revenue Bonds, Series 2021 4.625% due 11/01/2031	1,250	1,068
Suffolk Tobacco Asset Securitization Corp., New York Revenue Bonds, Series 2021 0.000% due 06/01/2066 (c)	62,170	5,322
Syracuse Industrial Development Agency, New York Revenue Bonds, (SGI Insured), Series 2007 5.693% due 01/01/2028	8,275	7,968
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2020 5.000% due 11/15/2054	1,500	1,539
TSASC, Inc., New York Revenue Bonds, Series 2016 5.000% due 06/01/2045	1,250	1,096
Yonkers Economic Development Corp., New York Revenue Bonds, Series 2019 5.000% due 10/15/2054	930	797

		125,600

NORTH CAROLINA 0.5%
Charlotte-Mecklenburg Hospital Authority, North Carolina Revenue Bonds, Series 2021 5.000% due 01/15/2049	3,400	3,611
North Carolina Medical Care Commission Revenue Bonds, Series 2021 4.000% due 03/01/2051	900	626
North Carolina Medical Care Commission Revenue Notes, Series 2021
4.000% due 03/01/2030	285	260
4.000% due 03/01/2031	290	260
North Carolina Turnpike Authority Revenue Bonds, Series 2019 4.000% due 01/01/2055	1,000	767

		5,524

NORTH DAKOTA 0.1%
Grand Forks County, North Dakota Revenue Bonds, Series 2021
6.625% due 12/15/2031 ^(b)	1,500	893
7.000% due 12/15/2043 ^(b)	1,000	564

		1,457

OHIO 6.6%
Adams County, Ohio Revenue Bonds, Series 2019 6.900% due 10/01/2049	2,500	2,508
Allen County, Ohio Hospital Facilities Revenue Bonds, Series 2010 2.590% due 06/01/2034	10,000	10,000
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2020 0.000% due 06/01/2057 (c)	59,265	6,325
Cleveland-Cuyahoga County, Ohio Port Authority Tax Allocation Bonds, Series 2021 4.000% due 12/01/2055	1,000	755
Franklin County, Ohio Convention Facilities Authority Revenue Bonds, Series 2019 5.000% due 12/01/2044	1,000	941
Franklin County, Ohio Revenue Bonds, Series 2019 4.000% due 12/01/2044	1,575	1,396
Geisinger Authority, Ohio Revenue Bonds, Series 2017 4.000% due 02/15/2047	3,000	2,578
Kent State University, Ohio Revenue Bonds, Series 2022 5.000% due 05/01/2034	1,425	1,530
Montgomery County, Ohio Revenue Bonds, Series 2018 6.250% due 04/01/2049 ^(b)	3,185	1,198
Ohio Air Quality Development Authority Dayton Power And Light Company Project Revenue Bonds , Series 2015 4.250% due 11/01/2040	2,000	1,945
Ohio Air Quality Development Authority Duke Energy Corporation Project Revenue Bonds, Series 2022 4.250% due 11/01/2039	9,000	8,854

Schedule of Investments PIMCO Flexible Municipal Income Fund (Cont.)	September 30, 2022 (Unaudited)

Ohio Air Quality Development Authority Revenue Bonds, Series 2005 2.100% due 04/01/2028	1,000	953
Ohio Air Quality Development Authority Revenue Bonds, Series 2014 2.400% due 12/01/2038	1,000	872
Ohio Air Quality Development Authority Revenue Bonds, Series 2019 5.000% due 07/01/2049	5,850	5,182
Ohio Higher Educational Facility Commission Revenue Bonds, Series 2008 2.730% due 01/01/2043	13,400	13,400
Ohio State Revenue Bonds, Series 2020
5.000% due 11/15/2032	1,040	1,063
5.000% due 11/15/2034	1,720	1,745
Southeastern Ohio Port Authority Revenue Bonds, Series 2012 6.000% due 12/01/2042	10,000	10,045
Southern Ohio Port Authority Revenue Bonds, Series 2020 7.000% due 12/01/2042	2,700	2,229
Southern Ohio Port Authority Revenue Notes, Series 2020
6.250% due 12/01/2025	1,500	1,432
6.500% due 12/01/2030	1,500	1,330
State of Ohio Cleveland Clinic Health System Obligated Group, Series 2021 5.000% due 01/01/2034	2,425	2,624

		78,905

OKLAHOMA 0.6%
Oklahoma Development Finance Authority Revenue Bonds, Series 2019 4.000% due 08/01/2036	1,230	1,029
Oklahoma Development Finance Authority Revenue Bonds, Series 2021 8.000% due 12/01/2041	6,000	4,654
Oklahoma Development Finance Authority Revenue Notes, Series 2020 1.625% due 07/06/2023	2,000	1,948

		7,631

OREGON 0.4%
Clackamas County, Oregon Hospital Facility Authority Revenue Bonds, Series 2018 5.000% due 05/15/2052	355	292
Clackamas County, Oregon Hospital Facility Authority Revenue Bonds, Series 2020 5.375% due 11/15/2055	750	659
Oregon State Business Development Commission Revenue Bonds, Series 2017 6.500% due 04/01/2031 ^(b)	3,900	285
Oregon State Business Development Commission Revenue Bonds, Series 2018 6.500% due 04/01/2031 ^(b)	8,500	620
Oregon State Business Development Commission Revenue Bonds, Series 2020 9.000% due 04/01/2037 ^(b)	5,230	382
Salem-Keizer School District No 24J, Oregon General Obligation Bonds, Series 2020 5.000% due 06/15/2031	2,500	2,764

		5,002

PENNSYLVANIA 6.9%
Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania Revenue Bonds, Series 2022 5.250% due 05/01/2042	6,000	5,529
Blythe Township Solid Waste Authority, Pennsylvania Revenue Bonds, Series 2017 7.750% due 12/01/2037	1,940	2,232
Geisinger Authority, Pennsylvania Revenue Bonds, Series 2020 4.000% due 04/01/2050	10,000	8,487
General Authority of Southcentral Pennsylvania Revenue Bonds, Series 2019 2.770% due 06/01/2035	12,585	12,585
Lehigh County, Pennsylvania Revenue Bonds, Series 2019 3.560% (MUNIPSA) due 08/15/2038 ~(h)	2,960	2,923
Luzerne County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2019 2.450% due 12/01/2039	2,000	1,730
Mercer County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2020 6.125% due 10/01/2050	2,135	1,735
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2009 6.400% due 12/01/2038 ^(b)	450	347
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2015 5.000% due 12/31/2030	6,695	6,752
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2019 3.000% due 04/01/2039	3,000	2,283
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2021 9.000% due 04/01/2051	5,000	5,701
Pennsylvania Economic Development Financing Authority Revenue Notes, Series 2015 5.000% due 12/31/2022	1,000	1,003
Pennsylvania Turnpike Commission Revenue Bonds, Series 2021 4.000% due 12/01/2040	1,400	1,302
Philadelphia Authority for Industrial Development, Pennsylvania Revenue Bonds, Series 2017 5.500% due 12/01/2058	2,500	2,153

Schedule of Investments PIMCO Flexible Municipal Income Fund (Cont.)	September 30, 2022 (Unaudited)

Philadelphia, Pennsylvania General Obligation Bonds, Series 2009 2.540% due 08/01/2031	28,000	28,000

		82,762

PUERTO RICO 9.8%
Children's Trust Fund, Puerto Rico Revenue Bonds, Series 2008 0.000% due 05/15/2057 (c)	87,500	5,116
Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2043	32,656	16,369
0.000% due 11/01/2051	60,073	22,859
6.150% due 07/01/2038 «	1,000	22
Commonwealth of Puerto Rico General Obligation Bonds, Series 2021
4.000% due 07/01/2035	15,485	13,276
5.750% due 07/01/2031	1,970	2,012
Commonwealth of Puerto Rico General Obligation Notes, Series 2021
0.000% due 07/01/2024 (c)	1,024	942
5.625% due 07/01/2027	783	800
GDB Debt Recovery Authority of Puerto Rico Revenue Bonds, Series 2018 7.500% due 08/20/2040	14,724	12,957
Puerto Rico Electric Power Authority Revenue Bonds, Series 2010
5.250% due 07/01/2023	3,540	2,637
5.250% due 07/01/2030 ^(b)	300	224
Puerto Rico Highway & Transportation Authority Revenue Bonds, Series 1998 5.000% due 07/01/2028 ^(b)	2,090	0
Puerto Rico Highway & Transportation Authority Revenue Bonds, Series 2003
5.000% due 07/01/2028 ^(b)	2,325	0
5.000% due 07/01/2042 ^(b)	2,000	405
Puerto Rico Highway & Transportation Authority Revenue Bonds, Series 2005
5.000% due 07/01/2026 ^(b)	7,000	1,417
5.000% due 07/01/2030 ^(b)	7,400	1,498
Puerto Rico Highway & Transportation Authority Revenue Bonds, Series 2007
5.000% due 07/01/2024 ^(b)	1,950	395
5.000% due 07/01/2046 ^(b)	5,000	1,013
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2046 (c)	98,135	22,247
0.000% due 07/01/2051 (c)	29,839	4,895
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019
4.329% due 07/01/2040	3,000	2,599
4.550% due 07/01/2040	1,450	1,292
4.784% due 07/01/2058	4,490	3,788

		116,763

RHODE ISLAND 0.8%
Tobacco Settlement Financing Corp, Rhode Island Revenue Bonds, Series 2015 4.500% due 06/01/2045	4,000	3,815
Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2007 0.000% due 06/01/2052 (c)	1,700	248
Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2015 5.000% due 06/01/2040	5,250	5,269

		9,332

SOUTH CAROLINA 0.5%
Piedmont Municipal Power Agency, South Carolina Revenue Notes, Series 2021 4.000% due 01/01/2031	1,500	1,488
South Carolina Jobs-Economic Development Authority Revenue Bonds, Series 2020 5.000% due 12/01/2046	2,000	2,001
South Carolina Jobs-Economic Development Authority Revenue Bonds, Series 2021 6.500% due 06/01/2051	500	372
South Carolina Jobs-Economic Development Authority Revenue Notes, Series 2021 8.750% due 07/01/2025	700	705
South Carolina Public Service Authority Revenue Bonds, Series 2013 5.784% due 12/01/2041	1,000	1,036

		5,602

TENNESSEE 2.4%
Chattanooga Health Educational & Housing Facilities Board, Tennessee Revenue Bonds, Series 2004 2.600% due 05/01/2039	10,000	10,000
Covington Industrial Development Board, Tennessee Revenue Bonds, Series 1992 2.350% due 06/01/2027	5,500	5,500
Franklin Health & Educational Facilities Board, Tennessee Revenue Notes, Series 2017 6.500% due 06/01/2027 ^(b)	2,620	707
Memphis-Shelby County, Tennessee Industrial Development Board Tax Allocation Bonds, Series 2017
5.500% due 07/01/2037	1,420	1,039
5.625% due 01/01/2046	1,900	1,200
Metropolitan Government of Nashville & Davidson County, Tennessee Industrial Development Board Special Assessment Bonds, Series 2021 0.000% due 06/01/2043 (c)	2,000	574
Shelby County, Tennessee Health Educational & Housing Facilities Board Revenue Bonds, Series 2019 5.750% due 10/01/2059	2,250	1,905
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2018 4.000% due 11/01/2049	2,500	2,476

Schedule of Investments PIMCO Flexible Municipal Income Fund (Cont.)	September 30, 2022 (Unaudited)

Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2021 5.000% due 05/01/2052	5,000	4,995

		28,396

TEXAS 6.8%
Angelina & Neches River Authority, Texas Revenue Bonds, Series 2021
7.500% due 12/01/2045	2,675	2,047
12.000% due 12/01/2045	9,000	7,837
Austin, Texas Airport System Revenue Bonds, Series 2022 5.000% due 11/15/2030	1,750	1,841
Brazoria County, Texas Industrial Development Corp. Revenue Bonds, Series 2019
7.000% due 03/01/2039	1,000	914
9.000% due 03/01/2039	2,545	2,677
Brazoria County, Texas Industrial Development Corp. Revenue Bonds, Series 2022 10.000% due 06/01/2042	3,000	2,938
Calhoun County, Texas Navigation Industrial Development Authority Revenue Notes, Series 2021
3.625% due 07/01/2026	2,250	2,006
6.500% due 07/01/2026	2,750	2,555
Central Texas Regional Mobility Authority Revenue Bonds, Series 2021 4.000% due 01/01/2036	2,000	1,839
Central Texas Turnpike System Revenue Bonds, Series 2015
0.000% due 08/15/2037 (c)	10,000	4,662
5.000% due 08/15/2042	1,000	997
City of Corpus Christi, Texas Utility System Revenue Bonds, Series 2022 5.000% due 07/15/2052	5,000	5,099
Dallas Fort Worth International Airport, Texas Revenue Bonds, Series 2014 5.250% due 11/01/2026	1,000	1,011
Fort Bend Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2022 3.000% due 08/01/2052	6,050	6,021
Grand Parkway Transportation Corp., Texas Revenue Bonds, Series 2020 4.000% due 10/01/2049	3,000	2,581
Houston, Texas Combined Utility System Revenue Bonds, Series 2018 2.500% due 05/15/2034	7,215	7,215
Matagorda County, Texas Navigation District No 1 Revenue Bonds, Series 2001 2.600% due 11/01/2029	4,260	3,666
New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2016
4.000% due 07/01/2036	2,065	1,445
5.000% due 07/01/2046	5,750	3,575
New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2017 5.000% due 07/01/2047	1,500	1,020
New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2019
4.000% due 12/01/2054	450	295
5.000% due 12/01/2054	250	212
New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2021 5.500% due 01/01/2057	3,000	2,287
New Hope Cultural Education Facilities Finance Corp., Texas Revenue Notes, Series 2016
4.000% due 07/01/2023	50	27
4.000% due 07/01/2024	40	22
Northside Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2019 1.600% due 08/01/2049	250	241
Rockwall Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2022 5.000% due 02/15/2052	3,275	3,441
San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 2015 1.125% due 12/01/2045	4,000	3,550
San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 2022 2.000% due 02/01/2049	1,500	1,364
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006 3.656% (US0003M) due 12/15/2026 ~	3,000	2,838
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds, Series 2019 5.000% due 12/31/2033	3,000	3,019
Texas Water Development Board Revenue Bonds, Series 2022 5.000% due 10/15/2057 (a)	1,750	1,811

		81,053

U.S. VIRGIN ISLANDS 1.6%
Matching Fund Special Purpose Securitization Corp., U.S. Virgin Islands Revenue Bonds, Series 2022
5.000% due 10/01/2032	1,540	1,570
5.000% due 10/01/2039	10,565	10,603
Matching Fund Special Purpose Securitization Corp., U.S. Virgin Islands Revenue Notes, Series 2022 5.000% due 10/01/2028	6,500	6,684

		18,857

UTAH 0.5%
Military Installation Development Authority, Utah Revenue Bonds, Series 2021 4.000% due 06/01/2052	6,500	4,591

Schedule of Investments PIMCO Flexible Municipal Income Fund (Cont.)	September 30, 2022 (Unaudited)

UIPA Crossroads Public Infrastructure District, Utah Tax Allocation Bonds, Series 2021 4.375% due 06/01/2052	2,500	1,989

		6,580

VIRGINIA 2.8%
Carilion Clinic Obligated Group, Virginia Revenue Bonds, Series 2020 4.000% due 07/01/2051	5,725	4,898
Farms New Kent Community Development Authority, Virginia Special Assessment Bonds, Series 2021 3.750% due 03/01/2036	5,620	5,021
Lynchburg Economic Development Authority, Virginia Revenue Bonds, Series 2021
4.000% due 01/01/2038	1,100	991
4.000% due 01/01/2041	455	399
Virginia Commonwealth Transportation Board Revenue Bonds, Series 2022 4.000% due 05/15/2036	7,000	6,821
Virginia Small Business Financing Authority Revenue Bonds, Series 2017 5.000% due 12/31/2052	440	415
Virginia Small Business Financing Authority Revenue Bonds, Series 2019
0.000% due 07/01/2061 (c)	29,035	1,350
5.000% due 07/01/2034	8,015	7,441
7.500% due 07/01/2052	3,500	3,279
Virginia Small Business Financing Authority Revenue Bonds, Series 2022 5.000% due 01/01/2035	3,500	3,548

		34,163

WASHINGTON 0.9%
Washington Health Care Facilities Authority Revenue Bonds, Series 2021 4.000% due 10/01/2042	6,530	6,478
Washington State Convention Center Public Facilities District Revenue Notes, Series 2021 4.000% due 07/01/2031	4,850	4,300

		10,778

WEST VIRGINIA 0.9%
Monongalia County, West Virginia Commission Excise Tax District Revenue Bonds, Series 2021 4.875% due 06/01/2043	1,000	850
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007 0.000% due 06/01/2047 (c)	70,100	5,288
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2020 4.875% due 06/01/2049	5,000	4,244

		10,382

WISCONSIN 2.8%
Public Finance Authority, Wisconsin Revenue Bonds, Series 2017
6.750% due 08/01/2031	7,000	5,421
7.000% due 01/01/2050	1,000	1,034
Public Finance Authority, Wisconsin Revenue Bonds, Series 2018 6.375% due 01/01/2048	2,000	1,230
Public Finance Authority, Wisconsin Revenue Bonds, Series 2019 5.875% due 10/01/2054	1,500	1,175
Public Finance Authority, Wisconsin Revenue Bonds, Series 2020
5.000% due 01/01/2055	1,000	847
5.250% due 03/01/2055	1,500	1,293
Public Finance Authority, Wisconsin Revenue Bonds, Series 2021
0.000% due 01/01/2061 (c)	4,705	227
4.000% due 09/30/2051	985	730
4.000% due 03/31/2056	4,000	2,867
4.500% due 06/01/2056	3,500	2,395
5.000% due 07/01/2037	500	503
5.000% due 07/01/2039	500	499
5.000% due 07/01/2041	500	494
5.250% due 07/01/2061	1,450	1,051
5.625% due 06/01/2050	2,015	1,566
6.500% due 09/01/2036	3,375	2,988
6.500% due 06/01/2045	1,850	1,459
Public Finance Authority, Wisconsin Revenue Bonds, Series 2022 4.000% due 10/01/2052	2,000	1,682
Wisconsin Center District Revenue Bonds, (AGM Insured), Series 2020
0.000% due 12/15/2037 (c)	3,200	1,522
0.000% due 12/15/2039 (c)	3,250	1,363
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2021 4.000% due 08/15/2041	4,000	3,574

		33,920

WYOMING 0.3%
Wyoming Community Development Authority, Revenue Bonds, Series 2022 2.550% due 06/01/2048	3,145	3,145

Schedule of Investments PIMCO Flexible Municipal Income Fund (Cont.)	September 30, 2022 (Unaudited)

Total Municipal Bonds & Notes (Cost $1,493,148)		1,363,436

	SHARES
MUTUAL FUNDS 1.9%
BlackRock MuniHoldings California Quality Fund, Inc.	420,229	4,513
BlackRock MuniHoldings Fund, Inc.	167,840	1,888
BlackRock MuniVest Fund, Inc.	400,900	2,662
BlackRock MuniYield Quality Fund III, Inc.	198,534	2,071
BlackRock New York Municipal Income Trust	40,759	398
Nuveen California Quality Municipal Income Fund	401,979	4,410
Nuveen Municipal Credit Income Fund	299,280	3,403
Nuveen Quality Municipal Income Fund	300,646	3,307

Total Mutual Funds (Cost $30,060)		22,652

PREFERRED SECURITIES 2.8%
BANKING & FINANCE 2.7%
American Express Co. 3.550% due 09/15/2026 •(f)	7,250,000	5,659
Charles Schwab Corp. 4.000% due 12/01/2030 •(f)	2,400,000	1,781
Citigroup, Inc. 5.000% due 09/12/2024 •(f)	1,000,000	898
JPMorgan Chase & Co.
3.650% due 06/01/2026 •(f)	9,750,000	7,957
5.000% due 08/01/2024 •(f)	800,000	721
PNC Financial Services Group, Inc. 3.400% due 09/15/2026 •(f)	9,250,000	6,965
SVB Financial Group 4.100% due 02/15/2031 •(f)	3,050,000	2,105
Truist Financial Corp. 5.100% due 03/01/2030 •(f)	3,200,000	2,873
U.S. Bancorp 3.700% due 01/15/2027 •(f)	5,000,000	3,773

		32,732

INDUSTRIALS 0.1%
General Electric Co. 6.623% (US0003M + 3.330%) due 12/15/2022 ~(f)	600,000	564

Total Preferred Securities (Cost $37,088)		33,296

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 8.8%
REPURCHASE AGREEMENTS (i) 0.9%		10,343

U.S. TREASURY BILLS 7.9%
1.825% due 10/04/2022 (c)(d)	94,400	94,394

Total Short-Term Instruments (Cost $104,738)		104,737

Total Investments in Securities (Cost $1,721,404)		1,573,944

Total Investments 131.5% (Cost $1,721,404)		$1,573,944
Financial Derivative Instruments (j) 0.0%(Cost or Premiums, net $0)		251
Remarketable Variable Rate MuniFund Term Preferred Shares (31.2)%		(373,994)
Other Assets and Liabilities, net (0.3)%		(3,508)

Net Assets Applicable to Common Shareholders 100.0%		$1,196,693

Schedule of Investments PIMCO Flexible Municipal Income Fund (Cont.)	September 30, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.
(b)	Security is not accruing income as of the date of this report.
(c)	Zero coupon security.
(d)	Coupon represents a yield to maturity.
(e)	Security becomes interest bearing at a future date.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)	Contingent convertible security.
(h)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets Applicable to Common Shareholders

California Municipal Finance Authority Revenue Bonds, Series 2021	4.000%	09/01/2040	07/28/2022	$1,899	$1,667	0.14%
Lehigh County, Pennsylvania Revenue Bonds, Series 2019	3.560	08/15/2038	09/14/2021	3,033	2,923	0.24
New Jersey Economic Development Authority Revenue Notes, Series 2019	5.250	04/01/2027	04/21/2022	6,505	6,288	0.53

$11,437	$10,878	0.91%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(i)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	1.150%	09/30/2022	10/03/2022	$10,343	U.S. Treasury Inflation Protected Securities 0.125% due 01/15/2023	$(10,550)	$10,343	$10,343

Total Repurchase Agreements	$(10,550)	$10,343	$10,343

(1)	Includes accrued interest.
(j)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 10-Year Note December Futures	12/2022	269	$(30,145)	$1,552	$105	$0
U.S. Treasury 30-Year Bond December Futures	12/2022	46	(5,815)	485	30	0
U.S. Treasury Ultra Long-Term Bond December Futures	12/2022	71	(9,727)	931	116	0

Total Futures Contracts	$2,968	$251	$0

Cash of $3,463 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2022.

Schedule of Investments PIMCO Flexible Municipal Income Fund (Cont.)	September 30, 2022 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2022

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$10,976	$18,831	$29,807
Industrials	0	20,016	0	20,016
Municipal Bonds & Notes
Alabama	0	40,627	0	40,627
Alaska	0	3,234	0	3,234
Arizona	0	14,595	0	14,595
Arkansas	0	6,214	0	6,214
California	0	161,533	0	161,533
Colorado	0	49,153	0	49,153
Connecticut	0	61,796	0	61,796
Delaware	0	28,341	0	28,341
Florida	0	23,747	0	23,747
Georgia	0	28,159	0	28,159
Guam	0	1,384	0	1,384
Idaho	0	3,528	0	3,528
Illinois	0	85,121	0	85,121
Indiana	0	17,367	0	17,367
Iowa	0	21,011	0	21,011
Kentucky	0	53,555	0	53,555
Louisiana	0	13,167	0	13,167
Maine	0	1,019	0	1,019
Maryland	0	6,430	0	6,430
Massachusetts	0	7,938	0	7,938
Michigan	0	15,297	0	15,297
Minnesota	0	9,887	0	9,887
Missouri	0	3,878	0	3,878
Nevada	0	5,687	0	5,687
New Hampshire	0	2,351	0	2,351
New Jersey	0	32,565	0	32,565
New York	0	125,600	0	125,600
North Carolina	0	5,524	0	5,524
North Dakota	0	1,457	0	1,457
Ohio	0	78,905	0	78,905
Oklahoma	0	7,631	0	7,631
Oregon	0	5,002	0	5,002
Pennsylvania	0	82,762	0	82,762
Puerto Rico	0	116,741	22	116,763
Rhode Island	0	9,332	0	9,332
South Carolina	0	5,602	0	5,602
Tennessee	0	28,396	0	28,396
Texas	0	81,053	0	81,053
U.S. Virgin Islands	0	18,857	0	18,857
Utah	0	6,580	0	6,580
Virginia	0	34,163	0	34,163
Washington	0	10,778	0	10,778
West Virginia	0	10,382	0	10,382
Wisconsin	0	33,920	0	33,920
Wyoming	0	3,145	0	3,145
Mutual Funds	22,652	0	0	22,652
Preferred Securities
Banking & Finance	0	32,732	0	32,732
Industrials	0	564	0	564
Short-Term Instruments
Repurchase Agreements	0	10,343	0	10,343
U.S. Treasury Bills	0	94,394	0	94,394

Total Investments	$22,652	$1,532,439	$18,853	$1,573,944

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$251	$0	$251

Total Financial Derivative Instruments	$0	$251	$0	$251

Totals	$22,652	$1,532,690	$18,853	$1,574,195

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2022:
Category and Subcategory	Beginning Balance at 12/31/2021	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2022	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2022 (1)

Investments in Securities, at Value
Corporate Bonds & Notes

Schedule of Investments PIMCO Flexible Municipal Income Fund (Cont.)	September 30, 2022 (Unaudited)

Banking & Finance	$1,966	$18,266	$(307)	$3	$7	$(1,104)	$0	$0	$18,831	$(1,102)
Municipal Bonds & Notes
Puerto Rico	0	0	0	0	0	22	0	0	22	22

Totals	$1,966	$18,266	$(307)	$3	$7	$(1,082)	$0	$0	$18,853	$(1,080)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
									(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 09/30/2022	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance		$18,831	Discounted Cash Flow			Discount Rate			11.330 - 11.850	11.416
Municipal Bonds & Notes
Puerto Rico		22	Expected Recovery			Price			2.230	—

Total		$18,853

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2022 may be due to an investment no longer held or categorized as Level 3 at period end.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The price of the Fund’s shares is based on the Fund’s net asset value (“NAV”). The NAV of the Fund, or each of its share classes as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities, attributable to the Fund or class by the total number of shares outstanding of the Fund or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund reserves the right to either: (i) advance the time as of which the NAV is calculated and, therefore, the time by which purchase orders must be received to receive that day’s NAV or (ii) accept purchase orders until, and calculate its NAV as of, the normally scheduled NYSE Close. The Fund generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, the Fund reserves the right to calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for The Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing sources, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

A foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) relating to the foreign (non-U.S.) security being fair valued between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Fund is not open for business, which may result in the Fund's portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree are valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Source. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree are valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments, and in turn, the NAV of the Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Fund is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund's next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Fund’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Notes to Financial Statements (Cont.)

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Expected recovery valuation estimates that the fair value of an existing asset can be recovered, net of any liability. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

2. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund's tax positions for all open tax years. As of September 30, 2022, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund's tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
FICC	Fixed Income Clearing Corporation

Currency Abbreviations:
USD (or $)	United States Dollar

Exchange Abbreviations:
OTC	Over the Counter

Index/Spread Abbreviations:
MUNIPSA	Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index	US0001M	ICE 1-Month USD LIBOR	US0003M	ICE 3-Month USD LIBOR
SOFR	Secured Overnight Financing Rate

Municipal Bond or Agency Abbreviations:
AGM	Assured Guaranty Municipal	FGIC	Financial Guaranty Insurance Co.	SGI	Syncora Guarantee, Inc.
AMBAC	American Municipal Bond Assurance Corp.	NPFGC	National Public Finance Guarantee Corp.	Q-SBLF	Qualified School Bond Loan Fund
BAM	Build America Mutual Assurance	PSF	Public School Fund

Other Abbreviations:
BABs	Build America Bonds	TBA	To-Be-Announced